Consolidated Statements of Other Comprehensive Income (Loss) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
CONSOLIDATED INCOME (LOSS) FOR THE YEAR	$ 276,237	$ (826,155)	$ 124,522
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Debt instruments at fair value through other comprehensive income	(166,448)	(8,235)	21,703
Exchange differences on investment in Colombia and New York branch	59,221	(71,771)	73,855
Gain (loss) from hedge of net investments in foreign operations	(26,422)	80,722	(46,786)
Gain (loss) from cash flows hedges	46,270	(5,682)	(6,792)
Other comprehensive income (loss) before income taxes	(87,379)	(4,966)	41,980
Income taxes related to debt instruments at FV through OCI	10,569	1,558	(5,926)
Income taxes related to hedge of net investment in foreign operations	18,417	(21,795)	14,373
Income taxes related to cash flows hedges	(19,092)	(3,034)	(162)
Income taxes on other comprehensive income (loss)	9,894	(23,271)	8,285
Other comprehensive income (loss) which may be reclassified subsequently to profit or loss, net of income taxes	(77,485)	(28,237)	50,265
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY NOT BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Defined benefits obligations	3,409	(3)	(4,432)
Income taxes related to defined benefits obligations	(274)	(19)	1,542
Changes in the fair value of equity investments at fair value through other comprehensive income	(484)	356	814
Other comprehensive loss which may not be reclassified subsequently to profit or loss, net of income taxes	2,651	334	(2,076)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(74,834)	(27,903)	48,189
CONSOLIDATED COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	201,403	(854,058)	172,711
Attributable to:
Equity holders of the Bank	192,779	(828,700)	144,817
Non-controlling interest	$ 8,624	$ (25,358)	$ 27,894